Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Disclosures
Schedule of compensation for key management

Key management includes the Company’s Directors, Chief Executive Officer, Chief Financial Officer, Managing Director of GmbH, Managing Director of Edmonton, and Chief Scientific Officer. Compensation awarded to key management is summarized as follows:

	December 31,
	2025	2024	2023
	$	$	$
Salaries and short-term benefits	2,437	1,587	1,344
Post-retirement benefits	28	20	-
Stock-based compensation	-	411	121
	2,465	2,018	1,465